SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Restricted Share Units [Member]
Statement [Line Items]
Stock Options Outstanding	2,994,709
Restricted Share Units [Member] | March 25, 2022 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.19
Stock Options Outstanding	1,162,265
Restricted Share Units [Member] | March 29, 2023 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	1,763,124
Stock options [Member]
Statement [Line Items]
Stock Options Outstanding	6,666,000
Stock options [Member] | July 10, 2023 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 0.94
Stock Options Outstanding	69,320